Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Note 7 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Marketable securities held in Trust Account	$45,160,614	$45,160,614	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$1,281,000	$1,281,000	$—	$—
Warrant Liability – Private Placement Warrants	740,133	—	740,133	—

	$2,021,133	$1,281,000	$740,133	$—

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
	$228,254,077	$228,254,077	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$1,447,500	$1,447,500	$—	$—
Warrant Liability – Private Placement Warrants	836,333	—	836,333	—

	$2,283,833	$1,447,500	$836,333	$—

The fair value of the Public Warrants at September 30, 2023 and December 31, 2022 is classified as Level 1 due to the use of an observable market quote in an active market.
The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs from May 28, 2021 (IPO) through June 30, 2022. Inherent in a Black-Scholes-Merton (“BSM”) model are assumptions related to expected share-price volatility(pre-merger
and post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing a business combination.
The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values at the end of the reporting period represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.
As of September 30, 2023 and December 31, 2022, the difference between the public warrants and private placement warrants was deemed to be de minimis as of the valuation date, and the concluded values were set equal to each other based on the fact that the private placement warrants are not redeemable by the Company, and their terms are nearly identical to those of the public warrants except that the public warrants will be redeemable when the Common Stock price is $18.00 or greater.

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the three and nine months ended September 30, 2023 and 2022:

Warrant Liability
Fair value as of December 31, 2022	$—
Change in fair value	—

Fair value as of March 31, 2023	—
Change in fair value	—
Fair value as of June 30, 2023	$—

Change in fair value	—

Fair value as of September 30, 2023	$—

Warrant Liability
Fair value as of December 31, 2021	$2,734,333
Change in fair value	(1,715,566)

Fair value as of March 31, 2022	1,018,767
Change in fair value	(377,867)

Fair value as of June 30, 2022	$640,900
Change in fair value	(99,233)
Transfers from Level 3 to Level 2	(541,667)

Fair value as of September 30, 2022	$—

Note 7 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$228,254,077	$228,254,077	$—	$—

	$228,254,077	$228,254,077	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$1,447,500	$1,447,500	$—	$—
Warrant Liability – Private Placement Warrants	836,333	—	836,333	—

	$2,283,833	$1,447,500	$836,333	$—

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in Trust Account	$225,008,593	$225,008,593	$—	$—

	$225,008,593	$225,008,593	$—	$—
Liabilities:
Warrant Liability – Public Warrants	$4,649,250	$4,649,250	$—	$—
Warrant Liability – Private Placement Warrants	2,734,333	—	—	2,734,333

	$7,383,583	$4,649,250	$—	$2,734,333

The fair value of the Public Warrants at December 31, 2022 and December 31, 2021 is classified as Level 1 due to the use of an observable market quote in an active market.
The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs from May 28, 2021 (IPO) through June 30, 2022. Inherent in a Black-Scholes-Merton (“BSM”) model are assumptions related to expected share-price volatility
(pre-merger
and post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing a business combination.
The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values at the end of the reporting period represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

The key inputs into the BSM model for the Private Placement Warrants were as follows:

Input	December 31, 2022	December 31, 2021
Expected term (years)	—	5.70
Expected volatility	—	10.70%
Risk-free interest rate	—	1.32%
Dividend yield	—	0.00%
As of December 31, 2022, the difference between the public warrants and private placement warrants was deemed to be de minimis as of the valuation date, and the concluded values were set equal to each other based on the fact that the private placement warrants are not redeemable by the Company, and their terms are nearly identical to those of the public warrants except that the public warrants will be redeemable when the Common Stock price is $18.00 or greater.
The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021:

Warrant Liability
Fair value as of December 31, 2021	$2,734,333
Transfers from Level 3 to Level 2	(541,667)
Change in fair value	(2,192,666)

Fair value as of December 31, 2022	$—

Warrant Liability
Fair value as of January 28, 2021 (inception)	$—
Initial fair value of warrant liability upon issuance at IPO	10,685,261
Transfer out of Level 3 to Level 1	(4,425,750)
Change in fair value	(3,525,178)

Fair value as of December 31, 2021	$2,734,333

LGM ENTERPRISES, LLC [Member]
Fair Value Measurements
3. Fair Value Measurements
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at September 30, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$146	$—	$—	$146
Short-term investments	—	71,148	—	71,148

	$146	$71,148	$—	$71,294

Liabilities:
Derivative liability	$—	$—	$4,548	$4,548

	$—	$—	$4,548	$4,548

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448

	$515	$69,448	$—	$69,963

Liabilities:
Derivative liability	$—	$—	$971	$971

	$—	$—	$971	$971

The fair values of government money market funds have been measured on a recurring basis using Level 1 inputs, which are based on unadjusted quoted market prices within active markets. The short-term investments, including investments in fixed income securities, have been measured using Level 2 inputs based on alternative pricing sources and models utilizing observable market inputs.
The Company’s Level 3 liability consists of an embedded derivative liability associated with the Company’s convertible note (see Note 13 Debt). On October 17, 2022, (the “Closing Date”), the Company recorded the fair value of the embedded derivative liability associated with the convertible note. The embedded derivative liability is subject to remeasurement at the end of each reporting period, with changes in fair value recognized as a component of other income (expense). The fair value of derivative liability was determined using a Monte Carlo Simulation (“MCS”) analysis, which uses Level 3 inputs. The MCS analysis contains inherent assumptions related to expected stock price volatility, estimated deSPAC date, risk-free interest rate, estimated market yield and the probability of a successful transaction. Due to the use of significant unobservable inputs, the overall fair value measurement of the derivative liability is classified as Level 3.

As of September 30, 2023, the fair value of the derivative liability was determined using the following assumptions:

September 30, 2023
Exchange closing price	$10.66
Contractual conversion price	$10.00
Risk-free rate	5.6%
Estimated volatility	3.7%
The following table shows the change in the fair value of the derivative liability during the nine-month period ended September 30, 2023:

Amount
Balance as of December 31, 2022	$971
Change in fair value of derivative instrument	3,577

Balance as of September 30, 2023	$4,548

There have been no changes in valuation techniques and related inputs. As of September 30, 2023 and December 31, 2022, there were no transfers between Level 1, Level 2 and Level 3.

3.	Fair Value Measurements
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448
Derivative liability	—	—	971	971

	$ 515	$69,448	$971	$70,934

	Fair Value Measurements at
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$383	$—	$—	$383
Short-term investments	—	10,355	—	10,355

	$ 383	$10,355	$ —	$10,738

The fair values of government money market funds have been measured on a recurring basis using Level 1 inputs, which are based on unadjusted quoted market prices within active markets. The short-term investments including investments in fixed income securities have been measured using Level 2 based on alternative pricing sources and models utilizing observable market inputs.
The Company’s Level 3 liability consists of an embedded derivative liability associated with the Company’s convertible note (see Note 14). On October 17, 2022, (the “Closing Date”), the Company recorded the fair value of the embedded derivative liability associated with the convertible note.
The
fair value of derivative liability was determined using a Monte Carlo Simulation (“MCS”) analysis, which uses Level 3 inputs. The MCS analysis contains inherent assumptions related to expected stock price volatility, estimated deSPAC date, risk-free interest rate, estimated market yield and the probability of a successful transaction. Due to the use of significant unobservable inputs, the overall fair value measurement of the derivative liability is classified as Level 3.
The fair value of the derivative liability was determined using the following assumptions:

October 17, 2022
Exchange closing price	$9.82
Contractual conversion price	$10.00
Risk-free rate	4.3%
Estimated volatility	4.5%
The following table shows the change in the fair value of the derivative liability during the year ended December 31, 2022:

Amounts
Balance as of December 31, 2021	$—
Issuance of derivative instrument	1,441
Change in fair value of derivative instrument	(470)

Balance as of December 31, 2022	$971

There have been no changes in valuation techniques and related inputs. For the years ended December 31, 2022 and 2021, there were no transfers between Level 1, Level 2 and Level 3.